January 25, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Funds VI (the “Registrant”)

- BNY Mellon Balanced Opportunity Fund

1933 Act File No.: 333-104120

1940 Act File No.: 811-21327

CIK No.: 0001224568

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended November 30, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2722.

Sincerely yours,

/s/ Lori Close

Lori Close

Associate, Paralegal II

Enclosure